INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Investment In Associate
Balance	$ 1,673	$ 1,735
Share of loss	(260)	(62)
Impairment loss	(607)
Balance	$ 806	$ 1,673